STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Mar. 10, 2022	Jan. 08, 2021	Dec. 30, 2021	Apr. 26, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 10, 2021	Aug. 31, 2020	Feb. 03, 2020
Conversion Price for Preferred Stock					$ 3.25
Amount payable by investor					$ 25,000,000	$ 3,500,000
Issuance of Common Shares for Consulting Fees					$ 123,754	$ 1,494,858
Warrants Agreement [Member]
Warrant exercise price				$ 0.705
Recognized expenses				$ 42,037
SylvaCap Media [Member]
Common stock share issued					2,800
Series G Preferred Stock [Member]
Face value redeemable convertible preferred stock price per share			$ 10,000
Cumulative dividend rate			10.00%
Description of applicable Conversion Premium payable					95.0% of the average of the 5 lowest individual daily volume weighted average prices of the common stock on the Trading Market during the applicable Measurement Period, which may be non-consecutive, less $0.05 per share of common stock, not to exceed (B) 100% of the lowest sales price on the last day of such Measurement Period less $0.05 per share of common stock, or (ii) during the time that any MAC is ongoing, (A) 85.0% of the lowest daily volume weighted average price during any Measurement Period for any conversion by Holder, less $0.10 per share of common stock, not to exceed (B) 85.0% of the lowest sales price on the last day of any Measurement Period, less $0.10 per share of common stock
Series G Preferred Stock [Member] | StockPurchaseAgreement [Member]
Sale of redeemable convertible preferred stock			10,544
Sale of redeemable convertible preferred stock face value			$ 10,000
Sale of redeemable convertible preferred stock aggregate purchase price			$ 100,000,000
Original issue discount			5.00%
Payment via cash			$ 5,000,000
Amount payable by investor			23,750,000
Number of share for sole discretion			2,636
Consideration Sole Discreation Amount			$ 1,375,000
Series G Redeemable Convertible Preferred Stock [Member] | Investor [Member] | StockPurchaseAgreement [Member]
Stock purchase	10,544
Redumption of share	2,636
Consideration payble	$ 1,375,000
Payment to related party	$ 1,375,000
Series C Preferred Stock [Member]
Common stock share issued		1,890
Conversion Price for Preferred Stock						$ 0.3475
Other liabilities totaling		$ 18,900,000
Common shares in connection with prior conversions					730,241
Consideration amount										$ 5,000,000
Shares sold										525
Aggregate amount										$ 5,775,000
Series C Preferred Stocks [Member] | Minimum [Member]
Designated Shares								5,000
Series C Preferred Stocks [Member] | Maximum [Member]
Designated Shares								5,200
Series A, Preferred Stocks [Member]
Sale of redeemable convertible preferred stock							890
Designated Shares									28,092
Ownership percentage						9.99%
Common Stock
Issuance of Common Shares for Consulting Fees					$ 123,754